Private Placement Warrants - Additional Information (Detail) - USD ($)			12 Months Ended
	Mar. 12, 2021	Feb. 04, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Proceeds from issuance of warrants			$ 9,108,000
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued price per share	$ 1.5
Sponsor [Member] | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued	5,733,333	5,733,333
Warrants issued price per share	$ 1.5	$ 1.5
Proceeds from issuance of warrants		$ 8,600,000
Class of warrant exercise price		$ 11.5	$ 1.5
Class of warrant exercise price per share		1